UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22264

The Motley Fool Funds Trust

(Exact name of registrant as specified in charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Address of principal executive offices) (Zip code)

Peter E. Jacobstein

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (703) 302-1100

Date of fiscal year end:   October 31

Date of reporting period:   January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Motley Fool Funds Trust

Motley Fool Independence Fund

Schedule of Investments

at January 31, 2012

(Unaudited)

Issues	Shares	Value (Note 1)

Equity Securities — 96.62%
Beverages — 2.02%
Coca Cola Hellenic Bottling Co. SA (Greece)	145,000	$2,688,405
Coca-Cola Icecek AS (Turkey)	110,000	1,438,464

		4,126,869

Capital Markets — 0.80%
INTL FCStone, Inc. (United States)*	63,513	1,631,014

Chemicals — 1.98%
Innophos Holdings, Inc. (United States)	81,164	4,051,707

Commercial Banks — 2.81%
Banco Latinoamericano de Comercio Exterior SA (Panama)	131,265	2,429,715
Qatar Islamic Bank (Qatar)	146,650	3,321,243

		5,750,958

Commercial Services & Supplies — 3.37%
De La Rue PLC (United Kingdom)	190,900	2,820,158
Multiplus SA (Brazil)	231,600	4,072,088

		6,892,246

Communications Equipment — 2.61%
Cisco Systems, Inc. (United States)	68,000	1,334,840
Infinera Corp. (United States)*	561,100	4,006,254

		5,341,094

Containers & Packaging — 0.70%
Crown Holdings, Inc. (United States)*	40,000	1,442,800

Diversified Consumer Services — 0.26%
MegaStudy Co., Ltd. (South Korea)	5,531	530,373

Diversified Telecommunication Services — 2.94%
Telefonica SA (Spain)(a)	345,359	6,016,154

Electric Utilities — 2.32%
Brookfield Infrastructure Partners LP (Bermuda)	163,127	4,758,415

Electrical Equipment — 0.46%
Legrand SA (France)	27,209	939,473

See Notes to Schedules of Investments.

Motley Fool Independence Fund	1

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Electronic Equipment, Instruments & Components — 1.06%
CrucialTec Co., Ltd. (South Korea)*	153,000	$2,167,477

Food & Staples Retailing — 4.12%
Costco Wholesale Corp. (United States)	29,558	2,431,737
Olam International Ltd. (Singapore)	1,765,139	3,631,551
Wal-Mart de Mexico SAB de CV, Series V (Mexico)	768,098	2,371,928

		8,435,216

Food Products — 4.62%
BRF - Brasil Foods SA (Brazil)(a)	108,704	2,177,341
Cresud SACIF y A (Argentina)(a)	238,196	3,015,562
Nestle SA (Switzerland)	38,694	2,220,419
PT Nippon Indosari Corpindo Tbk (Indonesia)	5,266,840	2,043,840

		9,457,162

Health Care Equipment & Supplies — 6.59%
Becton, Dickinson and Co. (United States)	50,200	3,936,182
Covidien PLC (Ireland)	41,000	2,111,500
Natus Medical, Inc. (United States)*	243,900	2,758,509
Nihon Kohden Corp. (Japan)	133,481	3,174,410
Zimmer Holdings, Inc. (United States)*	25,000	1,518,750

		13,499,351

Health Care Providers & Services — 2.94%
WellPoint, Inc. (United States)	93,697	6,026,591

Hotels, Restaurants & Leisure — 6.07%
Arcos Dorados Holdings, Inc. (Argentina)	98,000	2,107,000
Penn National Gaming, Inc. (United States)*	52,083	2,132,278
Yum! Brands, Inc. (United States)	129,132	8,177,930

		12,417,208

Insurance — 10.04%
Berkshire Hathaway, Inc. (United States)*	33	3,891,525
Enstar Group Ltd. (Bermuda)*	22,510	2,240,420
HCC Insurance Holdings, Inc. (United States)	180,200	5,002,352
Loews Corp. (United States)	131,690	4,913,354
Markel Corp. (United States)*	11,200	4,514,384

		20,562,035

See Notes to Schedules of Investments.

2	Motley Fool Independence Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Internet Software & Services — 4.16%
Baidu, Inc. (China)*(a)	17,500	$2,231,600
Google, Inc. (United States)*	7,500	4,350,825
Yahoo!, Inc. (United States)*	125,000	1,933,750

		8,516,175

IT Services — 1.63%
Paychex, Inc. (United States)	105,702	3,329,613

Leisure Equipment & Products — 1.50%
Shimano, Inc. (Japan)	62,000	3,067,660

Machinery — 1.49%
Flowserve Corp. (United States)	27,700	3,051,709

Metals & Mining — 2.35%
POSCO (South Korea)(a)	52,491	4,816,574

Multi-Utilities — 2.41%
GDF Suez (France)	181,000	4,927,650

Oil, Gas & Consumable Fuels — 7.45%
Denbury Resources, Inc. (United States)*	362,200	6,831,092
Lukoil OAO (Russia)(a)	79,350	4,629,279
Occidental Petroleum Corp. (United States)	22,645	2,259,292
Total Gabon SA (Gabon)	3,470	1,529,250

		15,248,913

Pharmaceuticals — 3.54%
Astellas Pharma, Inc. (Japan)	17,000	698,540
Astrazeneca PLC (United Kingdom)(a)	40,100	1,930,815
Chugai Pharmaceutical Co., Ltd. (Japan)	36,000	573,476
Dr. Reddy’s Laboratories Ltd. (India)(a)	100,177	3,421,045
Santen Pharmaceutical Co., Ltd. (Japan)	15,250	626,108

		7,249,984

Real Estate Investment Trusts — 3.07%
Annaly Capital Management, Inc. (United States)	219,989	3,704,615
DuPont Fabros Technology, Inc. (United States)	101,000	2,575,500

		6,280,115

Real Estate Management & Development — 5.03%
Brookfield Asset Management, Inc. (Canada)	156,374	4,764,716
Cheung Kong Holdings Ltd. (Hong Kong)	170,337	2,290,910

See Notes to Schedules of Investments.

Motley Fool Independence Fund	3

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Real Estate Management & Development (continued)
Henderson Land Development Co., Ltd. (Hong Kong)	596,764	$3,234,158

		10,289,784

Road & Rail — 0.26%
Zipcar, Inc. (United States)*	34,000	539,240

Semiconductors & Semiconductor Equipment — 1.18%
Formfactor, Inc. (United States)*	233,100	1,200,465
NVIDIA Corp. (United States)*	82,000	1,211,140

		2,411,605

Software — 1.72%
DuzonBizon Co., Ltd. (South Korea)*	199,180	1,532,075
Wemade Entertainment Co., Ltd. (South Korea)	29,646	1,997,259

		3,529,334

Textiles, Apparel & Luxury Goods — 2.68%
Tod’s Group SpA (Italy)	25,000	2,248,680
Under Armour, Inc. (United States)*	40,705	3,240,932

		5,489,612

Tobacco — 1.10%
Philip Morris International, Inc. (United States)	30,072	2,248,483

Wireless Telecommunication Services — 1.34%
SBA Communications Corp. (United States)*	60,000	2,743,200

Total Equity Securities (Cost $ 178,881,240)		197,785,794

Participatory Notes — 1.93%
Food Products — 1.93%
Almarai Co. (Saudi Arabia)(b)	145,000	3,943,737

Total Participatory Notes (Cost $ 3,576,755)		3,943,737

See Notes to Schedules of Investments.

4	Motley Fool Independence Fund

Issues	Shares	Value (Note 1)

Other Investments — 0.38%
Temporary Cash Investment — 0.38%
BNY Mellon Cash Reserve	770,802	$770,802

Total Other Investments (Cost $ 770,802)		770,802

Total Investment Portfolio (Cost 183,228,797) — 98.93%		202,500,333
Other Assets in Excess of Liabilities — 1.07%		2,190,628

NET ASSETS — 100.00%
(Applicable to 13,849,488 shares outstanding)		$204,690,961

*	Non-income producing security.
(a)	ADR — American Depositary Receipts
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $3,943,737 and represents 1.93% of net assets as of January 31, 2012.

LP — Limited Partnership

PLC — Public Limited Company

See Notes to Schedules of Investments.

Motley Fool Independence Fund	5

The following tables show the top 11 holdings and countries and top 10 sectors in which the Fund was invested at January 31, 2012. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Yum! Brands, Inc.	4.00%
Denbury Resources, Inc.	3.34
WellPoint, Inc.	2.94
Telefonica SA	2.94
HCC Insurance Holdings, Inc.	2.44
GDF Suez	2.41
Loews Corp.	2.40
POSCO	2.35
Brookfield Asset Management, Inc.	2.33
Brookfield Infrastructure Partners LP	2.32
Lukoil OAO	2.26

29.73%

*	As of the date of the report the fund had a holding of 0.38% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets

Financials	21.74%
Consumer Staples	13.78
Health Care	13.08
Information Technology	12.36
Consumer Discretionary	10.51
Energy	7.45
Industrials	5.58
Materials	5.04
Utilities	4.73
Telecommunication Services	4.28

98.55%

See Notes to Schedules of Investments.

6	Motley Fool Independence Fund

Top Eleven Countries	% of Net Assets

United States*	47.38%
South Korea	5.39
Japan	3.98
Bermuda	3.42
Brazil	3.05
Spain	2.94
France	2.87
Hong Kong	2.70
Argentina	2.50
Canada	2.33
United Kingdom	2.32

78.88%

*	As of the date of the report the fund had a holding of 0.38% in the BNY Mellon Cash Reserve.

See Notes to Schedules of Investments.

Motley Fool Independence Fund	7

The Motley Fool Funds Trust

Motley Fool Great America Fund

Schedule of Investments

at January 31, 2012

(Unaudited)

Issues	Shares	Value (Note 1)

Equity Securities — 100.47%
Auto Components — 1.38%
Drew Industries, Inc. (United States)*	30,811	$800,162

Automobiles — 3.71%
Thor Industries, Inc. (United States)	69,988	2,145,832

Building Products — 0.84%
American Woodmark Corp. (United States)	34,200	486,324

Capital Markets — 3.57%
Diamond Hill Investment Group, Inc. (United States)	15,453	1,180,764
INTL FCStone, Inc. (United States)*	34,300	880,824

		2,061,588

Communications Equipment — 5.54%
Cisco Systems, Inc. (United States)	87,000	1,707,810
Infinera Corp. (United States)*	209,490	1,495,759

		3,203,569

Containers & Packaging — 2.80%
Crown Holdings, Inc. (United States)*	44,800	1,615,936

Diversified Telecommunication Services — 1.77%
Level 3 Communications, Inc. (United States)*	55,250	1,024,887

Energy Equipment & Services — 1.83%
Heckmann Corp. (United States)*	207,000	1,057,770

Health Care Equipment & Supplies — 3.53%
Natus Medical, Inc. (United States)*	180,700	2,043,717

Health Care Providers & Services — 5.33%
Quest Diagnostics, Inc. (United States)	24,000	1,393,920
WellPoint, Inc. (United States)	26,200	1,685,184

		3,079,104

Hotels, Restaurants & Leisure — 6.05%
Penn National Gaming, Inc. (United States)*	30,617	1,253,460
Red Robin Gourmet Burgers, Inc. (United States)*	45,000	1,381,950
Wynn Resorts Ltd. (United States)	7,500	864,225

		3,499,635

See Notes to Schedules of Investments.

8	Motley Fool Great America Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Insurance — 12.80%
Berkshire Hathaway, Inc. (United States)*	17	$2,004,725
Berkshire Hathaway, Inc., Class B (United States)*	3,000	235,110
HCC Insurance Holdings, Inc. (United States)	87,000	2,415,120
Loews Corp. (United States)	25,000	932,750
Markel Corp. (United States)*	4,500	1,813,815

		7,401,520

Internet & Catalog Retail — 1.30%
Liberty Interactive Corp. (United States)*	43,750	749,000

Internet Software & Services — 3.28%
Google, Inc. (United States)*	1,750	1,015,192
Yahoo!, Inc. (United States)*	57,000	881,790

		1,896,982

IT Services — 2.51%
Paychex, Inc. (United States)	46,000	1,449,000

Life Sciences Tools & Services — 0.60%
Waters Corp. (United States)*	4,000	346,280

Machinery — 9.08%
Flow International Corp. (United States)*	523,400	1,973,218
Flowserve Corp. (United States)	4,950	545,341
Illinois Tool Works, Inc. (United States)	16,000	848,480
Trimas Corp. (United States)*	86,800	1,880,956

		5,247,995

Media — 1.38%
DreamWorks Animation SKG, Inc. (United States)*	45,000	798,750

Metals & Mining — 3.09%
Horsehead Holding Corp. (United States)*	164,200	1,786,496

Multiline Retail — 4.37%
Big Lots, Inc. (United States)*	64,000	2,527,360

Oil, Gas & Consumable Fuels — 3.46%
Denbury Resources, Inc. (United States)*	106,100	2,001,046

Paper & Forest Products — 4.49%
KapStone Paper and Packaging Corp. (United States)*	41,200	719,352
Schweitzer-Mauduit International, Inc. (United States)	27,000	1,877,310

		2,596,662

Personal Products — 1.15%
Female Health Co. (United States)	129,500	666,925

See Notes to Schedules of Investments.

Motley Fool Great America Fund	9

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Real Estate Investment Trusts — 6.74%
Annaly Capital Management, Inc. (United States)	39,000	$656,760
DuPont Fabros Technology, Inc. (United States)	57,550	1,467,525
Retail Opportunity Investments Corp. (United States)	143,560	1,702,622
Sunstone Hotel Investors, Inc. (United States)*	7,500	69,675

		3,896,582

Semiconductors & Semiconductor Equipment — 0.71%
Formfactor, Inc. (United States)*	80,000	412,000

Specialty Retail — 3.86%
Men’s Wearhouse, Inc. (United States)	34,500	1,189,905
Tractor Supply Co. (United States)	12,900	1,041,933

		2,231,838

Textiles, Apparel & Luxury Goods — 2.75%
Under Armour, Inc. (United States)*	20,000	1,592,400

Wireless Telecommunication Services — 2.55%
SBA Communications Corp. (United States)*	32,250	1,474,470

Total Equity Securities (Cost $ 55,068,246)		58,093,830

Other Investments — 0.77%
Temporary Cash Investment — 0.77%
BNY Mellon Cash Reserve	445,560	445,560

Total Other Investments (Cost $ 445,560)		445,560

Total Investment Portfolio (Cost $55,513,806) — 101.24%		58,539,390
Liabilities in Excess of Other Assets — (1.24)%		(715,562)

NET ASSETS — 100.00%
(Applicable to 4,878,996 shares outstanding)		$57,823,828

*	Non-income producing security.

See Notes to Schedules of Investments.

10	Motley Fool Great America Fund

The following tables show the top 11 holdings and top 10 sectors in which the Fund was invested at January 31, 2012. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Big Lots, Inc.	4.37%
HCC Insurance Holdings, Inc.	4.18
Thor Industries, Inc.	3.71
Natus Medical, Inc.	3.53
Berkshire Hathaway, Inc.	3.47
Denbury Resources, Inc.	3.46
Flow International Corp.	3.41
Trimas Corp.	3.25
Schweitzer-Mauduit International, Inc.	3.25
Markel Corp.	3.14
Horsehead Holding Corp.	3.09

38.86%

*	As of the date of the report the fund had a holding of 0.77% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets

Consumer Discretionary	24.81%
Financials	23.10
Information Technology	12.04
Materials	10.38
Industrials	9.92
Health Care	9.46
Energy	5.29
Telecommunication Services	4.32
Consumer Staples	1.15
Utilities	0.00

100.47%

See Notes to Schedules of Investments.

Motley Fool Great America Fund	11

The Motley Fool Funds Trust

Motley Fool Epic Voyage Fund

Schedule of Investments

at January 31, 2012

(Unaudited)

Issues	Shares	Value (Note 1)

Equity Securities — 87.57%
Beverages — 4.94%
Coca Cola Hellenic Bottling Co. SA (Greece)	15,978	$296,244
Treasury Wine Estates Ltd. (Australia)	41,600	153,490

		449,734

Capital Markets — 2.13%
Administradora de Fondos de Pensiones Provida SA (Chile)(a)	2,714	193,888

Chemicals — 0.81%
Yongye International, Inc. (China)*	18,000	74,160

Commercial Banks — 5.11%
Banco Latinoamericano de Comercio Exterior SA (Panama)	13,300	246,183
HDFC Bank Ltd. (India)(a)	7,050	218,761

		464,944

Commercial Services & Supplies — 2.71%
De La Rue PLC (United Kingdom)	8,611	127,210
Multiplus SA (Brazil)	6,800	119,560

		246,770

Consumer Finance — 2.88%
Compartamos SAB de CV (Mexico)	223,853	261,738

Diversified Consumer Services — 1.90%
MegaStudy Co., Ltd. (South Korea)	1,807	173,275

Diversified Telecommunication Services — 2.81%
Telefonica SA (Spain)(a)	14,700	256,074

Electrical Equipment — 0.43%
Legrand SA (France)	1,126	38,879

Electronic Equipment, Instruments & Components — 2.22%
CrucialTec Co., Ltd. (South Korea)*	14,250	201,873

Food & Staples Retailing — 4.86%
Olam International Ltd. (Singapore)	87,023	179,039
TESCO PLC (United Kingdom)	19,492	98,289

See Notes to Schedules of Investments.

12	Motley Fool Epic Voyage Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Food & Staples Retailing (continued)
Wal-Mart de Mexico SAB de CV, Series V (Mexico)	53,590	$165,489

		442,817

Food Products — 3.46%
Nestle SA (Switzerland)	2,885	165,553
PT Nippon Indosari Corpindo Tbk (Indonesia)	384,660	149,270

		314,823

Health Care Equipment & Supplies — 4.16%
Covidien PLC (Ireland)	5,228	269,242
Nihon Kohden Corp. (Japan)	4,597	109,325

		378,567

Health Care Providers & Services — 1.84%
Odontoprev SA (Brazil)	10,000	167,125

Hotels, Restaurants & Leisure — 3.24%
Arcos Dorados Holdings, Inc. (Argentina)	10,562	227,083
Country Style Cooking Restaurant Chain Co., Ltd. (China)*(a)	6,500	67,405

		294,488

Internet Software & Services — 2.71%
Baidu, Inc. (China)*(a)	1,936	246,879

Leisure Equipment & Products — 1.88%
Shimano, Inc. (Japan)	3,450	170,700

Media — 1.80%
BrainJuicer Group PLC (United Kingdom)	11,836	57,624
City of London Investment Group PLC (United Kingdom)	19,172	106,021

		163,645

Metals & Mining — 3.74%
POSCO (South Korea)(a)	1,712	157,093
Sterlite Industries India Ltd. (India)(a)	20,080	183,732

		340,825

Multi-Utilities — 2.67%
GDF Suez (France)	8,933	243,197

Oil, Gas & Consumable Fuels — 3.75%
Lukoil OAO (Russia)(a)	2,687	156,760

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	13

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Oil, Gas & Consumable Fuels (continued)
Total Gabon SA (Gabon)	418	$184,215

		340,975

Pharmaceuticals — 5.19%
Astellas Pharma, Inc. (Japan)	1,388	57,034
Dr. Reddy’s Laboratories Ltd. (India)(a)	4,779	163,203
Roche Holding AG (Switzerland)	230	39,021
Santen Pharmaceutical Co., Ltd. (Japan)	1,333	54,728
Teva Pharmaceutical Industries Ltd. (Israel)(a)	3,501	158,000

		471,986

Professional Services — 1.88%
Bureau Veritas SA (France)	2,336	171,434

Real Estate Management & Development — 5.05%
Brookfield Asset Management, Inc. (Canada)	5,200	158,444
Cheung Kong Holdings Ltd. (Hong Kong)	10,688	143,746
Henderson Land Development Co., Ltd. (Hong Kong)	29,060	157,490

		459,680

Software — 0.79%
DuzonBizon Co., Ltd. (South Korea)*	9,400	72,304

Specialty Retail — 1.29%
Halfords Group PLC (United Kingdom)	23,290	117,177

Textiles, Apparel & Luxury Goods — 11.58%
Adidas AG (Germany)	3,615	261,195
Lululemon Athletica, Inc. (Canada)*	2,300	145,199
Swatch Group AG (Switzerland)	616	260,622
Tod’s Group SpA (Italy)	4,300	386,773

		1,053,789

Transportation Infrastructure — 1.74%
SATS Ltd. (Singapore)	87,000	158,196

Total Equity Securities (Cost $ 7,516,701)		7,969,942

See Notes to Schedules of Investments.

14	Motley Fool Epic Voyage Fund

Issues	Shares	Value (Note 1)

Participatory Notes — 4.35%
Commercial Banks — 1.91%
Al-Rajhi Banking & Investment Co. (Saudi Arabia)(b)	9,000	$173,388

Food Products — 1.79%
Almarai Co. (Saudi Arabia)(b)	6,000	163,189

Metals & Mining — 0.65%
Aluminium Bahrain BSC (Bahrain)(b)	35,000	59,417

Total Participatory Notes (Cost $ 377,092)		395,994

Other Investments — 8.08%
Temporary Cash Investment — 8.08%
BNY Mellon Cash Reserve	735,432	735,432

Total Other Investments (Cost $ 735,432)		735,432

Total Investment Portfolio (Cost 8,629,225) — 100.00%		9,101,368
Other Assets in Excess of Liabilities — 0.00%		47

NET ASSETS — 100.00%
(Applicable to 888,626 shares outstanding)		$9,101,415

*	Non-income producing security.
(a)	ADR — American Depositary Receipts
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $395,994 and represents 4.35% of net assets as of January 31, 2012.

PLC — Public Limited Company

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	15

The following tables show the top 11 holdings and countries and top 10 sectors in which the Fund was invested at January 31, 2012. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Tod’s Group SpA	4.25%
Coca Cola Hellenic Bottling Co. SA	3.26
Covidien PLC	2.96
Compartamos SAB de CV	2.88
Adidas AG	2.87
Swatch Group AG	2.86
Telefonica SA	2.81
Baidu, Inc.	2.71
Banco Latinoamericano de Comercio Exterior SA	2.70
GDF Suez	2.67
Arcos Dorados Holdings, Inc.	2.50

32.47%

*	As of the date of the report the fund had a holding of 8.08% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets

Consumer Discretionary	21.68%
Financials	17.07
Consumer Staples	15.06
Health Care	11.18
Industrials	6.76
Information Technology	5.73
Materials	5.21
Energy	3.75
Telecommunication Services	2.81
Utilities	2.67

91.92%

See Notes to Schedules of Investments.

16	Motley Fool Epic Voyage Fund

Top Eleven Countries	% of Net Assets

South Korea	6.64%
India	6.22
United Kingdom	5.56
Switzerland	5.11
France	4.98
Mexico	4.69
Japan	4.30
China	4.27
Italy	4.25
Singapore	3.71
Saudi Arabia	3.70

53.43%

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	17

Notes to Schedules of Investments (Unaudited)

1. Security Valuation:

Securities held by the Trust are generally valued at fair value as of the close of regular trading on each business day (generally 4 pm Eastern time) that the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last quoted sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and ask prices for such options. Securities for which market quotations are not readily available or whose values have been affected by events occurring before the Funds’ pricing time but after the close of the securities markets, and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees (the “Board”). Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value (the “NAV”) may differ from quoted or published prices for the same securities.

The values of securities held by the Funds and other assets used in computing the NAV are generally determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges are valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Funds or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. In this regard, the Trust has retained a third party fair value pricing service to quantitatively analyze the price movement of the Funds’ holdings on foreign exchanges and to automatically determine fair value if the variation from the prior day’s closing price exceeds specified parameters. As of January 31, 2012, such price movements for certain securities had exceeded specified parameters and the third party fair value service quantitatively fair valued the affected securities. The Board will review and monitor the methods used by

18	The Motley Fool Funds Trust

the service to assure itself that securities are valued at their fair values. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

Fair Value Measurements

The Financial Accounting Standards Board (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed domestic and foreign equity securities.

Level 2 — observable inputs other than Level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include investment grade corporate bonds and less liquid listed domestic and foreign equity securities.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.

The Motley Fool Funds Trust	19

The Funds did not have any significant transfers between Level 1 and Level 2 during the period ended January 31, 2012.

Independence Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
U.S. Common Stocks	$96,990,063
Foreign Common Stocks	53,094,149
Participatory Note	3,943,737
Temporary Cash Investment	770,802
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks	47,701,582
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$202,500,333

Great America Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
U.S. Common Stocks	$58,093,830
Temporary Cash Investment	445,560
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$58,539,390

Epic Voyage Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
Foreign Common Stocks	$3,636,018
Participatory Notes	395,994
Temporary Cash Investment	735,432
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks	4,333,924
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$9,101,368

20	The Motley Fool Funds Trust

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Investment Policies and Practices:

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Foreign Securities

The Independence Fund and the Epic Voyage Fund invest, and the Great America Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell, but in certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

The Motley Fool Funds Trust	21

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Types of Fixed-Income Securities

A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

Participatory Notes

A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted. In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in

22	The Motley Fool Funds Trust

the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. A Fund that holds a participatory note is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions

The Motley Fool Funds Trust	23

from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the period ended January 31, 2012, the Independence Fund and the Great America Fund invested in REITs.

Temporary Investments

During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds.

24	The Motley Fool Funds Trust

Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. Federal Income Taxes:

As of January 31, 2012, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short, and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Independence Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$183,386,661	$19,113,672	$24,424,273	$(5,310,601)

Great America Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$55,513,806	$3,025,584	$4,422,474	$(1,396,890)

Epic Voyage Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$8,629,225	$472,143	$551,772	$(79,629)

4. Subsequent Events:

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

The Motley Fool Funds Trust	25

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Motley Fool Funds Trust

By (Signature and Title)*                 /s/ Peter E. Jacobstein

Peter E. Jacobstein, President

(principal executive officer)

Date 3-21-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Peter E. Jacobstein

Peter E. Jacobstein, President

(principal executive officer)

Date 3-21-12

By (Signature and Title)*                 /s/ Phil Biedronski

Phil Biedronski, Treasurer

(principal financial officer)

Date 3-21-12

*	Print the name and title of each signing officer under his or her signature.